Share-Based Compensation and Equity (Textuals) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share, cash paid	$ 1.15		$ 1.15	$ 1.15
Number of Shares Authorized	8,600,000
Number of Shares Available for Grant	5,000,000
Aggregate intrinsic value of options exercised	$ 0.7		$ 2.1	$ 2.1
Weighted-average grant-date fair value of stock options granted	$ 7.04		$ 6.75	$ 7.79
Total fair value of stock options vested	$ 2.7		$ 1.8	$ 8.0
Issuance of common shares	$ 3.5		$ 14.6	$ 16.7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Common Shares Issued Per Award	1
Granted, Weighted-average grant-date fair value	$ 32.74	[1]	$ 35.25	$ 30.14
Total fair value of deferred shares vested	$ 6.4		$ 4.4	$ 9.2
Restricted Stock Units [Member] | One year vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Common Shares Issued Per Award	1
Granted, Weighted-average grant-date fair value	$ 32.50		$ 38.07	$ 29.15
Total fair value of deferred shares vested	$ 5.1		$ 0.0	$ 1.1
Performance Shares [Member] | Three year graded vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Director Deferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Common Shares Issued Per Award	1
Granted, Weighted-average grant-date fair value				$ 29.73
Total fair value of deferred shares vested	$ 0.0		$ 0.9	$ 1.1
Minimum | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year
Minimum | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum | Restricted Stock Units [Member] | One year vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted-average grant-date fair value	$ 33.85
Minimum | Director Deferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Maximum | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years
Maximum | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	7 years
Maximum | Restricted Stock Units [Member] | One year vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted-average grant-date fair value	$ 35.92
Maximum | Director Deferred Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	12 months

[1]	(1) The RSUs granted during the year ended December 31, 2015 include 33 thousand 1-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value between $33.85 and $35.92.